March 18, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Equity Trust (File Nos. 811-08817; 333-56881) and ING Mutual Funds (File Nos. 811-07428; 033-56094)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and forms of proxy cards for a Special Meeting of Shareholders (“Meeting”) of ING Real Estate Fund, a series of ING Equity Trust, and ING Global Real Estate Fund and ING International Real Estate Fund, series of ING Mutual Funds (each a “Fund” and, collectively, the “Funds”).

At the Meeting, shareholders of each Fund will be asked to vote on a new sub-advisory agreement between ING Investments, LLC (“ING Investments”), the Fund’s investment adviser, and Clarion Real Estate Securities, LLC, the current and proposed sub-adviser to the Funds.  In addition, shareholders of ING Global Real Estate Fund will be asked to vote on a “Manager-of-Managers” arrangement for that Fund to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Fund’s shareholders.

Should you have any questions, please contact the undersigned at 480-477-2650 or Corey F. Rose of Dechert LLP at 704-339-3164.

Very truly yours,

/s/ Kristen Freeman

Kristen Freeman
Counsel
ING U.S. Legal Services

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